Note 12 - Warrant Exercise Price Per Share and Expiration Date (Incomplete) (Details)	Dec. 31, 2014 $ / shares
Class A Warrants [Member]
Class of Warrant or Right, Exercise Price (in dollars per share)	$ 4
Class B Warrants [Member]
Class of Warrant or Right, Exercise Price (in dollars per share)	8
Class D Warrants [Member]
Class of Warrant or Right, Exercise Price (in dollars per share)	2
Class E Warrants [Member]
Class of Warrant or Right, Exercise Price (in dollars per share)	4
Class F Warrants [Member]
Class of Warrant or Right, Exercise Price (in dollars per share)	0.35
Class G Warrants [Member]
Class of Warrant or Right, Exercise Price (in dollars per share)	0.80
Class H Warrants [Member]
Class of Warrant or Right, Exercise Price (in dollars per share)	0.80
Class I Warrants [Member]
Class of Warrant or Right, Exercise Price (in dollars per share)	0.85
Class J Warrants [Member]
Class of Warrant or Right, Exercise Price (in dollars per share)	0.44
Series A Warrants [Member]
Class of Warrant or Right, Exercise Price (in dollars per share)	0.50
Series B Warrants [Member]
Class of Warrant or Right, Exercise Price (in dollars per share)	$ 1.50